Functional and presentation currency	12 Months Ended
Dec. 31, 2020
Functional and presentation currency
Functional and presentation currency

3.    Functional and presentation currency

These consolidated financial statements are presented in Russian Roubles (“RUB”), which is the Company’s functional and presentation currency. Financial information presented in RUB has been rounded to the nearest thousand, except when otherwise indicated.